Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (1,902)	$ (2,109)	$ (10,129)	$ (33,780)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12	11	57	28
Stock-based compensation expense	208	137	628	1,475
Stock warrant expense			35	9,207
Change in fair value of warrant liabilities	3	(7)	(9)	(129)
Change in fair value of PIPE Notes	(133)	(20)	97	269
Change in fair value of Yorkville Note	(30)		711
Change in fair value of convertible promissory notes				17,517
Change in fair value of crypto assets – Bitcoin	662		(798)
Change in fair value of derivative liability	(324)		434
Realized gain on sale of crypto assets – Bitcoin	(531)		(120)
Non-cash SEPA commitment fee			500
Gain on forgiveness of CEBA loan		(15)	(15)
Non-cash interest	25	38	121	11
Change in operating assets and liabilities:
Accounts receivable	(34)	(101)	(61)	(133)
Prepaid expenses and other current assets	(62)	(63)	(234)	(43)
Accounts payable & accrued expenses	216	380	1,493	717
Deferred revenues	(58)	202	307	70
Net cash used in operating activities	(1,948)	(1,547)	(6,983)	(4,791)
Cash flows from investing activities:
Purchases of property and equipment	(5)	(6)	(51)	(44)
Purchases of crypto assets – Bitcoin			(2,900)
Proceeds from sales of crypto assets – Bitcoin	1,925		969
Net cash used in investing activities	1,920	(6)	(1,982)	(44)
Cash flows from financing activities:
Proceeds from private placements, net of issuance costs			6,270
Proceeds from issuance of shareholder loans		1,300	2,000	454
Proceeds from issuance of Yorkville Note, net of issuance costs			1,350
Proceeds from line of credit borrowings		410	500
Repayment of CEBA loan		(30)	(30)
Repayment of deferred underwriter fees			(100)
Repayment for common stock repurchase			(200)
Repayment of shareholder loan			(200)
Repayment of line of credit borrowings			(500)
Proceeds from issuance of PIPE Notes				1,500
Proceeds from issuance of convertible notes				4,175
Proceeds from issuance of Series A-2 preferred stock				16
Business Combination costs				(1,534)
Net cash provided by financing activities		1,680	9,090	4,611
Net increase (decrease) in cash and cash equivalents	(28)	127	125	(224)
Cash and cash equivalents at beginning year	172	47	47	271
Cash and cash equivalents at end of year	144	174	172	47
Supplemental disclosure of cash flow information:
Cash paid for interest	5		26
Cash paid for taxes		18	18
Supplemental disclosures of non-cash investing and financing activities:
Issuance of common stock in exchange for partial conversion of Yorkville Note	1,094
Issuance of common stock to settle deferred underwriter fee payable		242
Common stock repurchase consideration in accounts payable and accrued expenses		$ 529	329
Common shares issued to settle deferred underwriter fees			242
Recognition of prepaid forward contract in exchange for partial conversion of Yorkville Note			343
Extinguishment of officer accrued salaries reclassified to additional paid-in capital			132
Insurance premium settled by issuance of note payable			318
Common shares issued to preferred shareholders				17,659
Common shares related to convertible promissory notes				47,935
Common shares issued to Data Knights shareholders				$ 11,937